4. Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2019
Transfers and Servicing of Financial Assets [Abstract]
Schedule of mortgage servicing rights
	2019	2018

Balance at beginning of year	$1,004,948	$1,083,286
MSRs capitalized	114,580	110,209
MSRs amortized	(179,951)	(188,547)
Balance at end of year	$939,577	$1,004,948